INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
The effective tax rates for the years ended December 31, 2017 and 2016 were 16.0% and 35.1%, respectively.
Income tax expenses consisted of the following components:

	Years ended December 31,
	2017	2016
Current income tax:
Canadian current income taxes	$3.0	$0.8
Foreign current income taxes	56.7	20.9
	59.7	21.7
Deferred income tax:
Canadian deferred income taxes - origination and reversal of temporary differences	4.6	(1.5)
Foreign deferred income taxes - origination and reversal of temporary differences	32.5	14.3
Changes in tax rates or imposition of new taxes	0.8	(1.1)
	37.9	11.7
Total income tax expense	$97.6	$33.4

The Company is subject to income tax in several jurisdictions, at various tax rates. A number of factors other than the current year tax rates affect the relationship between the income or losses in a jurisdiction for financial accounting reporting purposes and the income tax provision required to be recognized for those same reporting purposes.
These factors are illustrated below on all of the consolidated earnings before income taxes after applying a tax rate of 26.6%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the year ended December 31, 2017 (December 31, 2016 - 26.7%):

	Years ended December 31,
	2017	2016
Earnings before income taxes	$608.1	$95.2
Income tax provision - 26.6% (26.7% in 2016)	$161.8	$25.4
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.6% (26.7% in 2016)	1.4	(20.4)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	4.5	22.2
Losses not recognized for tax purposes	(1.1)	(5.8)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	6.0	—
Non-resident withholding tax	2.6	2.8
Foreign exchange adjustments of tax receivable / payable balances	—	(0.2)
Under/(over) tax provisions	6.0	(7.6)
Tax benefit of losses recognized	—	(5.8)
Changes to accounting costs not reflected for statutory tax purposes	1.0	1.2
Changes in tax rates	0.8	(1.1)
Other	(3.2)	(0.6)
Other adjustments:
Unrecognized recoveries (expenses) in deferred tax provisions	(84.0)	18.4
Foreign exchange related to deferred income taxes	2.6	3.8
Other	(0.8)	1.1
Total income tax expense	$97.6	$33.4

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2016
Deferred income tax assets:
Exploration and evaluation assets	$—	$109.1
Non-capital losses	71.9	—
Asset retirement obligations	2.5	3.7
Other	28.5	10.3
	102.9	123.1
Deferred income tax liabilities:
Property, plant and equipment	(253.9)	(213.6)
Royalty interests	(8.0)	(7.7)
Other intangible assets	(0.2)	(0.5)
Mining duties	(26.1)	(19.7)
Marketable securities	(1.5)	(0.9)
Inventory and Reserves	(6.5)	(10.1)
Other	(4.9)	(29.6)
	(301.1)	(282.1)
Net deferred income tax liabilities	$(198.2)	$(159.0)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(198.2)	(159.0)
	$(198.2)	$(159.0)

Income tax expenses related to OCI consisted of the following components:

	Years ended December 31,
	2017	2016
Unrealized change in fair value of marketable securities	$0.6	$1.2
Hedges	0.3	0.2
Total income taxes related to OCI	$0.9	$1.4

Unrecognized Deferred Income Tax Assets
As at December 31, 2017, the Company did not recognize the benefit related to the deferred income tax assets for the related items in its consolidated financial statements, as management did not consider it probable that the Company would be able to realize the deferred income tax assets in the future.
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2017	2016
Non-capital losses	$756.2	$981.9
Net capital losses	82.9	47.7
Exploration and evaluation assets	31.2	163.7
Deduction for future mining duty taxes	26.1	19.7
Asset retirement obligations	157.8	153.4
Other deductible temporary differences	41.1	30.7
	$1,095.3	$1,397.1

The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. The non-capital loss carry forwards expire as follows:

Expiry Date	2018	2019	2020	2021	2022+	No Expiry	Total
Total unrecognized losses	$25.9	$12.2	$8.8	$2.0	$506.4	$200.9	$756.2

The Company has not recognized a deferred income tax liability on temporary differences of $794.2 million (December 31, 2016 - $722.1 million) related to investments in certain subsidiaries and joint ventures because the Company can control the reversal of the temporary differences and the temporary differences are not expected to reverse in the foreseeable future.

The Company designates all dividends paid to its shareholders to be eligible dividends.
The 2017 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2016	Statements of earnings	Other comprehensive income	Other	December 31, 2017
Deferred income tax assets:
Exploration and evaluation assets	$109.1	$(109.1)	$—	$—	$—
Non-capital losses	—	71.9	—	—	71.9
Asset retirement obligations	3.7	(1.2)	—	—	2.5
Other assets	10.3	18.2	—	—	28.5
Deferred income tax liabilities:
Property, plant and equipment	(213.6)	(40.3)	—	—	(253.9)
Royalty interests	(7.7)	(0.3)	—	—	(8.0)
Other intangible assets	(0.5)	0.3	—	—	(0.2)
Mining duties	(19.7)	(6.4)	—	—	(26.1)
Marketable securities	(0.9)	—	(0.6)	—	(1.5)
Inventories and Reserves	(10.1)	3.6	—	—	(6.5)
Other	(29.6)	25.4	(0.3)	(0.4)	(4.9)
	$(159.0)	$(37.9)	$(0.9)	$(0.4)	$(198.2)
The 2016 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2015	Statements of earnings	Other comprehensive income	Other	December 31, 2016
Deferred income tax assets:
Exploration and evaluation assets	$72.6	$36.5	$—	$—	$109.1
Non-capital losses	14.1	(14.1)	—	—	—
Asset retirement obligations	4.1	(0.4)	—	—	3.7
Other assets	11.3	(1.0)	—	—	10.3
Deferred income tax liabilities:
Property, plant and equipment	(161.0)	(52.6)	—	—	(213.6)
Royalty interests	(9.5)	1.8	—	—	(7.7)
Other intangible assets	(0.7)	0.2	—	—	(0.5)
Mining duties	(21.0)	1.3	—	—	(19.7)
Marketable securities	(0.3)	0.6	(1.2)	—	(0.9)
Inventories and Reserves	(6.0)	(4.1)	—	—	(10.1)
Other	(49.4)	20.1	(0.2)	(0.1)	(29.6)
	$(145.8)	$(11.7)	$(1.4)	$(0.1)	$(159.0)